INVENTORIES	12 Months Ended
Jun. 30, 2011
INVENTORIES
NOTE 3 - INVENTORIES

Components of inventories are as follows:

	June 30,
	2010	2011

Raw materials	$7,126,042	$9,078,780
Work in progress	5,491,687	5,338,130
Finished goods	13,274,854	15,228,823
Low value consumables	55,294	65,051
Less: Provision	(2,393,546)	(1,738,184)

	$23,554,331	$27,972,600

Provision for inventories is as follows:

	June 30,
	2009	2010	2011

Balance at beginning of year	$596,446	$1,114,140	$2,393,546
Additions	517,694	1,279,406	211,919
Written off	(2,071)	(191)	(985,404)
Exchange difference	2,071	191	118,123

	$1,114,140	$2,393,546	$1,738,184